Issued Capital	12 Months Ended
Apr. 30, 2025
Disclosure of classes of share capital [abstract]
Issued Capital

8. Issued Capital

8.1 Common Shares

The authorized share capital of the Company is comprised of an unlimited number of common shares and an unlimited number of preferred shares issuable in series without par value.

At-the-Market Equity Program

On August 8, 2023, the Company entered into an equity distribution agreement (the "2023 Distribution Agreement") with a syndicate of agents for an at-the-market equity program (the "ATM Program"). The 2023 Distribution Agreement allowed the Company to distribute up to US$40 million (or the equivalent in Canadian dollars) of common shares of the Company (the "ATM Shares") to the public from time to time, through the agents, at the Company's discretion. The ATM Shares sold under the ATM Program, were sold at the prevailing market price at the time of sale. The 2023 Distribution Agreement was terminated on September 1, 2024.

On August 29, 2024, the Company renewed its ATM Program that allows the Company to distribute up to US$39 million (or the equivalent in Canadian dollars) of ATM Shares to the public from time to time, through the agents, at the Company's discretion. The ATM Shares sold under the ATM Program, if any, will be sold at the prevailing market price at the time of sale. Sales of ATM Shares will be made pursuant to the terms of an equity distribution agreement dated August 29, 2024 (the "2024 Distribution Agreement"). All sales under the ATM Program following August 29, 2024 are made under the 2024 Distribution Agreement. Unless earlier terminated by the Company or the agents as permitted therein, the 2024 Distribution Agreement will terminate upon the earlier of (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the ATM Program reaches the aggregate amount of US$39 million (or the equivalent in Canadian dollars); or (b) August 20, 2025.

No ATM shares were distributed by the Company during the year ended April 30, 2025.

8. Issued Capital (continued)

8.2 Reserves

Common Share Purchase Warrants and Options

The following outlines the movements of the Company's warrants and share options:

	Warrants	Share Options	Total
	($)	($)	($)
Balance, as at April 30, 2023	4,382	1,937	6,319
Common shares issued upon exercise of warrants	(741)	—	(741)
Share-based compensation	—	738	738
Balance, as at April 30, 2024	3,641	2,675	6,316
Common shares issued upon exercise of warrants	(3,283)	—	(3,283)
Transfer of unexercised expired warrants to retained earnings	(358)	—	(358)
Common shares issued upon exercise of options	—	(100)	(100)
Share-based compensation	—	784	784
Balance, as at April 30, 2025	—	3,359	3,359

During the year ended April 30, 2025, 13,020,036 warrants were exercised.

Share Options

The following outlines movements of the Company's share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at April 30, 2024	1,697,300	3.36
Granted	391,500	3.92
Forfeited	(8,750)	3.31
Exercised	(61,750)	3.07
Balance at April 30, 2025	2,018,300	3.48

On October 17, 2024 and October 29, 2024, the Company granted 374,500 and 17,000 share options at an exercise price of $3.92 per share and $4.00 per share to certain directors, officers, employees and consultants of the Company, respectively. These options are valid for a period of five years. The options will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

The weighted average fair value of the share options granted was $2.12 per share and it was estimated at the date of grants using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	2.94%
Expected life (years)	4.00
Expected volatility	69.19%
Expected dividend yield	0.00%
Estimated forfeiture rate	3.51%

8. Issued Capital (continued)

8.2 Reserves (continued)

Share Options

A summary of share options outstanding and exercisable at April 30, 2025, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
2.00 to 2.99	399,550	2.92	3.31	399,550	2.92	3.31
3.00 to 3.99	1,505,750	3.55	2.15	1,318,500	3.49	1.82
4.00 to 4.99	73,000	4.13	1.94	64,500	4.15	1.60
5.00 and above	40,000	5.46	1.38	40,000	5.46	1.38
	2,018,300	3.48	2.35	1,822,550	3.43	2.13

The amount of share-based compensation expense recognized during the year ended April 30, 2025 was $784 (2024: $738).

8.3 Earnings (Loss) Per Share

For the year ended April 30, 2025, the Company's share options were not included in the calculation of diluted loss per share as they were anti-dilutive.

	For the year ended April 30,
	2025	2024
	($)	($)
Net income (loss) for the year	(5,654)	9,780

Basic weighted average number of shares	126,795,491	108,639,674
Basic earnings (loss) per share	(0.04)	0.09

Effect of dilutive securities
Warrants	—	6,628,962
Stock options	—	62,510
Diluted weighted average number of common shares	126,795,491	115,331,146
Diluted earnings (loss) per share	(0.04)	0.08

8.4 Long Term Incentive Plan

The Company has adopted the long term incentive plan (the "LTIP") which provides that the Board of Directors may, from time to time, in its discretion, grant awards of restricted share units, performance share units, deferred share units, options and stock appreciation rights to directors, key employees and consultants. The LTIP is available to directors, key employees and consultants of the Company, as determined by the Board of Directors. The aggregate number of common shares issuable under the LTIP in respect of awards shall not exceed 10,775,285 common shares. As at April 30, 2025, 2,317,500 share options were granted and 8,505,235 common shares remain available for issuance under the LTIP.

8. Issued Capital (continued)

8.4 Long Term Incentive Plan (continued)

The total number of common shares issuable to any participant under the LTIP, at any time, together with common shares reserved for issuance to such participant under any other security-based compensation arrangements of the Company, shall not exceed 5% of the issued and outstanding common shares. The total number of common shares (i) issued to insiders within any one-year period; and (ii) issuable to insiders at any time, under the LTIP or when combined with shares reserved for issuance to such insiders under all of the Company's other security-based compensation arrangements, shall not exceed 10% of the issued and outstanding common shares, respectively. The total number of common shares issuable to non-executive directors (excluding the Chair of the Board, if any) under the LTIP shall not exceed 3% of the issued and outstanding common shares. The total number of shares issuable to any consultants or persons performing investor relation shall not exceed 2% of the issued and outstanding common shares in any twelve-month period.

The number of options to be granted, the exercise price(s) and the time(s) at which an option may be exercised shall be determined by the Board, in its sole discretion, provided that the exercise price of options shall not be lower than the closing price of the common shares on the last trading day immediately prior to the date of grant, and further provided that the term of any option shall not exceed ten years. The grant value of common shares issued or reserved for issuance pursuant to options granted under the LTIP to any one non-executive director (excluding the Chair of the Board, if any) plus the number of common shares that are reserved at that time for issue or are issuable to such non-executive director pursuant to any other security-based compensation agreement shall not exceed $100,000 in any fiscal year, calculated by the Company as of the grant date. All options granted under the LTIP to persons providing investor relations activities will vest and become exercisable over a period of not less than twelve months, with no more than one quarter of such options vesting and becoming exercisable in any three-month period.